Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Sep. 24, 2013
Document Creation Date	dei_DocumentCreationDate	Feb. 20, 2014